STOCK-BASED COMPENSATION - Option outstanding (Details)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	815,600
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 6.00
Outstanding Options, Number (in shares)	193,000
Outstanding Options, Average Remaining Contractual life (Years)	29 days
Exercisable Options, Average Exercise Price | $ / shares	$ 6.00
Exercisable Options, Number (in shares)	193,000
Exercisable Options, Average Remaining Contractual life (years)	29 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 2.96
Outstanding Options, Number (in shares)	222,600
Outstanding Options, Average Remaining Contractual life (Years)	2 years 8 months 27 days
Exercisable Options, Average Exercise Price | $ / shares	$ 2.96
Exercisable Options, Number (in shares)	222,600
Exercisable Options, Average Remaining Contractual life (years)	2 years 8 months 27 days
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 1.65
Outstanding Options, Number (in shares)	400,000
Outstanding Options, Average Remaining Contractual life (Years)	5 years 7 months 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 1.65
Exercisable Options, Number (in shares)	400,000
Exercisable Options, Average Remaining Contractual life (years)	5 years 7 months 2 days